Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Hyperinflation adjustment	€ (43)	€ 680
Other reserves | K18
Increase (decrease) through acquisition of subsidiary, equity		(59)
Non- controlling interest | K18
Increase (decrease) through acquisition of subsidiary, equity		€ 28